REVENUES	9 Months Ended
Sep. 30, 2024
Revenue [abstract]
REVENUES

NOTE 6 - REVENUES:

Revenue streams:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023

Revenues from services:
Revenues from services	402	292	1,082	1,216
Revenues from leasing	100	73	270	304

Precision metal parts:
Revenues from sales of precision metal parts	1,418	781	3,649	2,394
Smart Carts:
Revenues from smart carts project	154	1,442	308	6,142
Total	2,074	2,588	5,309	10,056